Schedule of information by revenue (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Revenue from External Customer [Line Items]
Revenue	$ 1,638	$ 2,162	$ 2,226
Gross profit (loss)	$ 472	624	776
Swim Fees [Member]
Revenue from External Customer [Line Items]
Revenue		2,158	2,222
Gross profit (loss)		628	830
Sales of Merchandise [Member]
Revenue from External Customer [Line Items]
Revenue		4	4
Gross profit (loss)		$ (4)	$ (54)